Statement of Additional Information Supplement

June 28, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 28, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2013

Effective July 1, 2013, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved changing the transfer agent of the Fund from Morgan Stanley Services Company Inc. to Boston Financial Data Services, Inc.

As a result, effective July 1, 2013, all references in the Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as transfer agent, are hereby deleted and replaced with Boston Financial Data Services, Inc.

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The first sentence of the section of the Fund's SAI entitled "Investment Advisory and Other Services—Dividend Disbursing and Transfer Agent" is hereby deleted and replaced with the following:

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, provides dividend disbursing and transfer agency services for the Fund.

Please retain this supplement for future reference.